Financial investments	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Financial investments

5.	Financial investments

(a)	This caption is made up as follows, as of December 31, 2021 and 2020:

	2021	2020
	S/(000)	S/(000)
Debt instruments measured at fair value through other comprehensive income (b) and (c)	17,629,787	17,902,352
Investments at amortized cost (d)	3,225,174	2,650,930
Investments at fair value through profit or loss (e)	2,706,271	2,042,777
Equity instruments measured at fair value through other comprehensive income (f)	623,718	1,373,548

Total financial investments	24,184,950	23,969,607

Accrued income
Debt instruments measured at fair value through other comprehensive income (b)	291,488	251,140
Investments at amortized cost (d)	70,856	56,368

Total	24,547,294	24,277,115

In the determination of the expected loss for the financial investments’ portfolio, the Group has not needed to apply any subsequent adjustment to the model through the exercise of expert judgment, as it has been in the case of the loan portfolio, see Note 30.1, because the most significant investments held as of December 31, 2021 and 2020 are permanently evaluated by local and international credit-rating agencies, in an individual manner. These agencies periodically modify the ratings of the issuers in accordance with the risk variation of each financial instrument, based on the particular situation of issuers.
(b)	The following is a detail of debt instruments measured at fair value through other comprehensive income:

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2021
Corporate, leasing and subordinated bonds (*) (***)	8,125,394	326,929	(300,143)	8,152,180	Jan-22 / Feb-97	0.31	12.48	0.74	23.15
Sovereign Bonds of the Republic of Peru (**) (***)	7,374,357	44	(655,048)	6,719,353	Aug - 24 / Feb-55	3.03	6.91	—	—
Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru	1,440,926	131	(113)	1,440,944	Jan-22 / Mar-22	0.04	0.04	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru	179,815	—	(608)	179,207	Jan-22 / Mar-23	0.31	2.28	—	—
Global Bonds of the Republic of Peru (***)	537,871	—	(11,148)	526,723	Jul-25 / Dec-32	—	—	1.81	2.83
Bonds guaranteed by the Peruvian government	529,142	7,973	(12,710)	524,405	Oct-24 / Oct-33	3.35	5.51	3.53	7.62
Global Bonds of the Republic of Colombia	88,180	—	(1,205)	86,975	Mar-23 / Feb-24	—	—	1.93	2.48

Total	18,275,685	335,077	(980,975)	17,629,787

Accrued interest				291,488

Total				17,921,275

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2020
Corporate, leasing and subordinated bonds (*) (***)	8,031,775	1,046,789	(121,797)	8,956,767	Mar-21 / Feb-97	0.04	13.33	0.44	10.73
Sovereign Bonds of the Republic of Peru (**) (***)	5,765,074	589,423	(154)	6,354,343	Aug-24 / Feb-55	0.15	6.13	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru	1,279,644	4,087	(5)	1,283,726	Jan-21 / Mar-23	0.25	2.28	—	—
Bonds guaranteed by the Peruvian government	566,915	79,762	—	646,677	Oct-24 / Jul-34	0.58	2.61	2.64	4.24
Global Bonds of the Republic of Peru (***)	491,791	9,189	—	500,980	Jul-25 / Dec-32	—	—	1.04	1.79
Global Bonds of the Republic of Colombia	157,405	2,454	—	159,859	Jul-21 / Feb-24	—	—	0.25	1.38

Total	16,292,604	1,731,704	(121,956)	17,902,352

Accrued interest				251,140

Total				18,153,492

(*)
As of December 31, 2021 and 2020, Inteligo holds corporate bonds and mutual funds from different entities for approximately S/391,616,000 and S/393,364,000, respectively, which guarantee loans with Credit Suisse First Boston and Bank J. Safra Sarasin; see
 Note 12(d).

(**)
As of December 31, 2021 and 2020, Interbank holds Sovereign Bonds of the Republic of Peru for approximately S/335,529,000 and S/320,713,000, respectively, which guarantee loans with the BCRP, see Note 12(b).

(***)
As of December 2021, 2020 and 2019, the Group recognized net gains from the sale of financial investments for S/288,923,000, S/185,383,000 and S/112,215,000, respectively, due to the sale of sovereign bonds, corporate bonds and global bonds for S/2,116,903,000, S/1,387,643,000 and S/1,497,451,000, respectively, in each of these years.

The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating of debt instruments measured at fair value through other comprehensive income as of December 31, 2021 and 2020. The amounts presented do not consider impairment.

	2021				2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	1,917,827	—	—	1,917,827	7,051,739	—	—	7,051,739
Standard grade	14,815,454	896,506	—	15,711,960	10,638,473	31,939	—	10,670,412
Sub-standard grade (*)	—	—	—	—	—	180,201	—	180,201
Impaired
Individual	—	—	—	—	—	—	—

Total	16,733,281	896,506	—	17,629,787	17,690,212	212,140	—	17,902,352

(*)
As of December 31, 2020,
C
orresponds to the investment in debt instrument issued by Rutas de Lima whose expected loss, amortized cost and unrealized loss amount ing
 to S/61,059,000, S/295,720,000 and S/115,519,000, respectively. As of December 31, 2021, this investment presented an upgrade in its credit rating to “standard”.

(c)
The Group, according to the business model applied to these debt instruments, has the capacity to hold these investments for a sufficient period that allows the early recovery of the fair value, up to the maximum period for the early recovery or the due date.

The following table shows the analysis of changes in fair value and the corresponding expected credit loss:

	2021
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	17,690,212	212,140	—	17,902,352
New originated or purchased assets	4,515,849	—	—	4,515,849
Assets matured or derecognized (excluding write-offs)	(3,104,080)	(149,785)	—	(3,253,865)
Change in fair value	(2,845,868)	608,321	—	(2,237,547)
Transfers to Stage 1	3,979	(3,979)	—	—
Transfers to Stage 2	(217,915)	217,915	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	691,104	11,894	—	702,998

End of year balances	16,733,281	896,506	—	17,629,787

	2021
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	9,417	62,143	—	71,560
New originated or purchased assets	2,723	246	—	2,969
Assets matured or derecognized (excluding write-offs)	(3,360)	(27)	—	(3,387)
Transfers to Stage 1	1,058	(1,058)	—	—
Transfers to Stage 2	(857)	857	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	—	15,696	—	15,696
Others (*)	80	(46,256)	—	(46,176)
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	395	51	—	446

Expected credit loss at the end of the period	9,456	31,652	—	41,108

(*)	Corresponds mainly to the effects on the expected loss because of changes in investment ratings and which have not necessarily resulted in stage transfers during the year.

	2020
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	13,676,854	333,175	—	14,010,029
New originated or purchased assets	6,361,898	7,956	—	6,369,854
Assets matured or derecognized (excluding write-offs)	(3,024,176)	—	(9,780)	(3,033,956)
Change in fair value	388,695	(129,146)	(15,318)	244,231
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	(25,098)	—	25,098	—
Write-offs	—	—	—	—
Foreign exchange effect	312,039	155	—	312,194

End of year balances	17,690,212	212,140	—	17,902,352

	2020
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	6,849	27,894	—	34,743
New originated or purchased assets	120	—	—	120
Assets matured or derecognized (excluding write-offs)	(811)	—	(8,068)	(8,879)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	(422)	—	422	—
Effect on the expected credit loss due to the change of the stage during the year	—	—	7,646	7,646
Others (*)	(230)	34,247	—	34,017
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	3,911	2	—	3,913

Expected credit loss at the end of the period	9,417	62,143	—	71,560

(*)	Corresponds mainly to the effects on the expected loss because of changes in investment ratings and which have not necessarily resulted in stage transfers during the year.
In the determination of the expected loss for the portfolio of financial investments, for the years 2021 and 2020, it has not been necessary to perform a subsequent adjustment to the model because it captures the expected loss in a satisfactory manner considering the Group portfolio investments.
As a result of the assessment of the impairment of its debt instruments at fair value through other comprehensive income, the Group recorded a reversal of impairment of
S/30,898,000 and expenses amounting to S/32,904,000
during 2021 and 2020, respectively, which are presented in the caption “Recovery (loss) to impairment of financial investments” in the consolidated statement of income. The movement of unrealized results of investments at fair value through other comprehensive income, net of Income Tax and non-controlling
interest, is presented in Notes 16(d) and (e).

(d)
As of December 31, 2021 and 2020, investments at amortized cost corresponds to Sovereign Bonds of the Republic of Peru issued in Soles, for an amount of S/3,296,030,000 and S/2,707,298,000, respectively, including accrued interest. Said investments present low credit risk and the expected credit loss is not significant.

As of December 31, 2021 and 2020, these investments have maturity dates that range from September 2023 to August 2037, have accrued interest at effective annual rates ranging from 4.29 percent and 6.58 percent, and estimated fair value amounting to approximately S/3,181,392,000 (as of December 31, 2020, their maturity dates ranged from September 2023 to August 2037, accrued interests at effective annual rates between 4.29 percent and 5.15 percent, and its estimated fair value amounted to approximately S/2,988,539,000).
During 2019, the Government of the Republic of Peru performed public offerings to buyback certain sovereign bonds, with the purpose of renewing its debt and funding the fiscal deficit. Considering the purpose of this offering, subsequently to it, there should not be existing remaining sovereign bonds of the repurchased issuances or, in case of existing, they would become illiquid on the market. In that sense, Interbank took part of these public offerings and sold to the Government of the Republic of Peru sovereign bonds classified as investments at amortized cost for approximately S/340,518,000, generating a gain amounting to S/8,474,000, which was recorded in the caption “Net gain from derecognition of financial investments at amortized cost” of the consolidated statement of income. Notwithstanding the aforementioned, and with the purpose of maintaining its asset management strategy,
Interbank

purchased simultaneously other sovereign bonds of the Republic of Peru for approximately S/340,432,000 and classified them as investments at amortized cost. In Management’s opinion and pursuant to IFRS 9, said transaction is congruent with the Group’s business model because although said sales were significant, they were infrequent and were performed with the sole purpose of facilitating the debt renewal and the funding of the fiscal deficit of the Republic of Peru, and thus the business model regarding these assets has always been the collection of the contractual cash flows.
As of December 31, 2021 and 2020, Interbank keeps loans with the BCRP that are guaranteed with these sovereign bonds, classified as restricted, for approximately S/1,643,293,000 and S/1,071,740,000, respectively; see Note 12(b).

(e)	The composition of financial instruments at fair value through profit or loss is as follows:

	2021	2020
	S/(000)	S/(000)
Equity instruments
Local and foreign mutual funds and investment funds participations	1,830,098	1,260,929
Listed shares	651,813	396,605
Non-listed shares	184,973	122,013
Debt instruments
Indexed Certificates of Deposit issued by the BCRP	—	182,888
Corporate, leasing and subordinated bonds	39,387	80,342

Total	2,706,271	2,042,777

As of December 31, 2021 and 2020, investments at fair value through profit or loss include investments held for trading for approximately S/282,781,000 and S/357,325,000, respectively; and those assets that are necessarily measured at fair value through profit or loss for approximately S/2,423,490,000 and S/1,685,452,000, respectively.
As of December 31, 2021, 2020 and 2019, the Group recognized gains from valuation of instruments at fair value through profit or loss of

approximately S/85,075,000, S/205,090,000 and S/41,027,000, respectively, which are in the
 caption “Net gain from financial assets at fair value through profit or loss” of the consolidated statement of income.
(f)	As of December 31, 2021 and 2020, the composition of equity instruments measured at fair value through other comprehensive income is as follows:

	2021	2020
	S/(000)	S/(000)
Listed shares (g)	583,684	1,337,189
Non-listed shares	40,034	36,359

Total	623,718	1,373,548

As of December 31, 2021 and 2020, it corresponds to investments in shares in the biological sciences, distribution of machinery, energy, telecommunications, financial and massive consumption sectors that are listed on domestic and foreign markets.
During 2021, 2020 and 2019, the Group received dividends from these investments for approximately
S/24,492,000, S/12,822,000 and S/13,716,000, respectively, which are included in the caption “Interest and similar income” in the consolidated statement of income.
(g)
In October 2021, the Group sold the 2,396,920 shares it held in InRetail Peru Corp. (a related entity), which represented 2.33 percent of its capital stock and which were irrevocably designated at fair value through other comprehensive income. The shares are traded on the Lima Stock Exchange, at market value for a total amount of US$84,108,000, equivalent to S/341,646,000. Since the acquisition date, the Group had recorded a cumulative gain on valuation for approximately S/270,993,000. In accordance with the provisions of IFRS 9 and considering the classification of this investment; this gain was recorded as a decrease in the caption “Unrealized results, net” and an increase in the caption “Retained earnings” of the consolidated statements of changes in equity.

In addition, during 2021, the Group
sold 58,330,820
other shares, which were irrevocably designated at fair value through other comprehensive income. The amount of the sale was
S/1,240,052,000 generating total gains for approximately S/180,905,000 (in 2020, the Group sold 994,915 shares for an amount of
S/158,083,000
, generating total losses of approximately
S/24,154,000)
. Said gains and losses were reclassified to caption “Retained Earnings” of the consolidated statement of changes in equity.
(h)
The following is the balance of investments at fair value through other comprehensive income (debt and equity instruments) and investments at amortized cost as of December 31, 2021 and 2020 classified by contractual maturity (without including accrued interest):

	2021		2020
	Investments at fair value through other comprehensive income	Investments at amortized cost	Investments at fair value through other comprehensive income	Investments at amortized cost
	S/(000)	S/(000)	S/(000)	S/(000)
Up to 3 months	1,597,490	—	995,001	—
From 3 months to 1 year	185,274	—	188,848	—
From 1 to 3 years	1,126,012	1,143,436	686,905	499,125
From 3 to 5 years	2,418,557	456,784	1,190,562	652,230
From 5 years onwards	12,302,454	1,624,954	14,841,036	1,499,575
Equity instruments (without maturity)	623,718	—	1,373,548	—

Total	18,253,505	3,225,174	19,275,900	2,650,930

(i)	Below are the debt instruments measured at fair value through other comprehensive income and at amortized cost according to the stages indicated by IFRS 9 as of December 31, 2021 and 2020:

	2021
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	9,944,527	—	—	9,944,527
Corporate, leasing and subordinated bonds	7,342,649	809,531	—	8,152,180
Variable interest Certificates of Deposit issued by the BCRP	1,440,944	—	—	1,440,944
Negotiable Certificates of Deposit issued by the BCRP	179,207	—	—	179,207
Global Bonds of the Republic of Peru	526,723	—	—	526,723
Bonds guaranteed by the Peruvian government	524,405	—	—	524,405
Global Bonds of the Republic of Colombia	—	86,975	—	86,975

Total	19,958,455	896,506	—	20,854,961

	2020
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	9,005,273	—	—	9,005,273
Corporate, leasing and subordinated bonds	8,744,627	212,140	—	8,956,767
Negotiable Certificates of Deposit issued by the BCRP	1,283,726	—	—	1,283,726
Bonds guaranteed by the Peruvian government	646,677	—	—	646,677
Global Bonds of the Republic of Peru	500,980	—	—	500,980
Global Bonds of the Republic of Colombia	159,859	—	—	159,859

Total	20,341,142	212,140	—	20,553,282